December 31, 2002



--------------------------------------------------------------------------------
                                                        Semiannual
                                                          Report
 Oppenheimer                                            ----------
 High Yield Fund                                        Management
                                                       Commentaries
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Fund Highlights
Performance Update
Investment Strategy Discussion
Financial Statements

"With the uncertain economic situation, the high-yield market bounced around a great deal during the period, rising on the suggestion of a return to economic growth and dipping on news of downward revisions in corporate earnings."

                                                         [LOGO OMITTED]
                                                         OppenheimerFunds(R)
                                                         The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer High Yield Fund seeks a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment manager, OppenheimerFunds, Inc., believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 8  Financial
    Statements

45  Trustees and Officers


Cumulative Total Returns*
                     For the 6-Month Period
                     Ended 12/31/02

                     Without                 With
                     Sales Chg.              Sales Chg.
--------------------------------------------------------------------------------
Class A               0.35%                  -4.42%
--------------------------------------------------------------------------------
Class B              -0.04                   -4.81
--------------------------------------------------------------------------------
Class C              -0.15                   -1.11
--------------------------------------------------------------------------------
Class N               0.27                   -0.69
--------------------------------------------------------------------------------
Class Y               0.31
--------------------------------------------------------------------------------

Average Annual Total Returns*

                     For the 1-Year Period
                     Ended 12/31/02

                     Without                 With
                     Sales Chg.              Sales Chg.
--------------------------------------------------------------------------------
Class A              -4.38%                  -8.92%
--------------------------------------------------------------------------------
Class B              -5.05                   -9.36
--------------------------------------------------------------------------------
Class C              -5.11                   -5.97
--------------------------------------------------------------------------------
Class N              -4.46                   -5.32
--------------------------------------------------------------------------------
Class Y              -4.29


--------------------------------------------------------------------------------

Standardized Yields 1
For the 30 Days Ended 12/31/02
--------------------------------------------------------------------------------
Class A               9.39%
--------------------------------------------------------------------------------
Class B               9.08
--------------------------------------------------------------------------------
Class C               9.11
--------------------------------------------------------------------------------
Class N               9.72
--------------------------------------------------------------------------------
Class Y              10.36
--------------------------------------------------------------------------------

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on Page 6 for further details.

1. Standardized yield is based on net investment income for the 30-day period ended December 31, 2002. Falling share prices will tend to artificially raise yields.

LETTER TO SHAREHOLDERS

Dear Shareholder,


At OppenheimerFunds, we take very seriously the responsibility of helping you achieve your goals. We understand that your investments with us may represent a future home, a college education or retirement. In good markets and in bad, we are committed to partnering with your advisor to provide you with investment products and services that can help you reach your financial objectives.

   In recent years, many of us have seen some of our assets decrease in value--sometimes significantly--making it difficult to maintain our long-term investing plans. Shifting markets can often blindside investors and unbalance portfolios. We believe it has never been more important than it is now to allocate your assets among stocks, bonds and other investments based on what would be most appropriate depending on your goals and risk tolerance. Diversification is key. We encourage you to hold true to your long-term goals and adhere to the time-tested investment principles of asset allocation and diversification.

   Of course, when the financial markets make major moves, portfolio changes may be necessary to adjust risk exposure, rebalance asset class allocations or seek to maintain sufficient income flows. Monitor your investments, stay informed and--most importantly--work with your financial advisor so that any adjustments ultimately support your long-term goals.

   We continue to believe in the growth, ingenuity and underlying strengths of the economy and the markets. That said, we also expect the road ahead to present new and unique

[PHOTO OMITTED]
James C. Swain
Chairman
Oppenheimer
High Yield Fund


[PHOTO OMITTED]
John V. Murphy
President
Oppenheimer
High Yield Fund




                         1 | OPPENHEIMER HIGH YIELD FUND

LETTER TO SHAREHOLDERS

challenges. We strongly believe that one of the best ways to pursue your goals is to adhere to core investment principles.
   We hope you share our convictions, and we wish you the best in 2003. Thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.


Sincerely,


/s/ JAMES C. SWAIN                           /s/ JOHN V. MURPHY
---------------------------                  ------------------------------
James C. Swain                               John V. Murphy
January 23, 2003


These general market views represent opinions of OppenheimerFunds, Inc.
and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.



                         2 | OPPENHEIMER HIGH YIELD FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q

How did Oppenheimer High Yield Fund perform during the six months that ended December 31, 2002?
A. Like the high-yield market as a whole, during these six months, the Fund was quite volatile, but nonetheless managed to recapture some of the ground lost in the preceding half-year. Although the Fund is still in negative territory and has underperformed its benchmark during this period, we are encouraged by the direction it has taken since June. 2

What drove the market volatility?
The market was caught in a net of economic stagnation.
High-yield bonds are very sensitive to economic conditions because the companies issuing them do not have substantial financial strength. The issuers may find it harder to meet their debt obligations when consumers and businesses rein in spending, as most do in a lethargic economy. So, with the uncertain economic situation, the high-yield market bounced around a great deal during the period, rising on the suggestion of a return to economic growth and dipping on news of downward revisions in corporate earnings. During the final five weeks, the market rallied, after the Federal Reserve trimmed interest rates by 0.50% in an attempt to stimulate economic growth.

Did any other factors contribute to the volatility?
Default rates for high-yield bonds had risen to record levels in the first half of the year, which certainly added to investors' unease. Fortunately, the default rate dipped a bit during this most recent period. Even better news is that the number of distressed securities, or those trading at yields of 20% or greater, declined. Distressed securities could possibly be next year's defaulted bonds, so a lower number of bonds in the "distressed" category could mean fewer defaults in the future.


2. The Fund's performance is compared six-month return, 3.31% (for the period ended 12/31/02) of the Merrill Lynch High Yield Master Index, an unmanaged index of below-investment grade debt securities of U.S. corporate issuers.


                         3 | OPPENHEIMER HIGH YIELD FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


How did all of this affect the Fund?
The Fund's performance improved as the market regained some strength. And, in some cases, the bonds that were most detrimental to results in early 2002--for instance, telecommunications issues--became the biggest contributors to performance during these six months. Bonds in the telecom sector had been beaten down to very low levels after WorldCom declared bankruptcy, but bounced back strongly after September.
   Another sector that generated gains was autos and transportation. Some auto manufacturers have reduced their costs so that, despite lower sales volumes, they can still be profitable. The improved financial outlook means that banks are more willing to lend to them, to meet short-term liquidity needs. That, in turn, lowers the possibility that a company will miss an interest payment on its bonds.

And what accounts for the Fund's underperformance?
To some extent, it can be laid at the feet of the airline and utilities bonds in the portfolio. The entire airline industry has been slow to recover from a sharp falloff in business after September 11th events. As for the utilities sector, the explanation is overcapacity. There is simply more power available than customers need, a fact that keeps prices down and hurts corporate revenue streams.
   The other reason for the lagging results is the portfolio's improved credit quality. With the market in a freefall earlier in the year, we opted to trade some of the lowest-rated bonds, which were suffering the most, for higher-rated (e.g., single-B) high-yield bonds and even some investment-grade bonds. As it turned out, the lower-rated issues enjoyed the biggest rebound between July and December.

Do you think the rebound will continue?
It may continue, but not with the strength of the past few weeks. With the uncertain economy, the possibility of war with Iraq and terrorist activity worldwide, there are plenty of factors

Average Annual
Total Returns with
Sales Charge

For the Periods Ended
12/31/02 3

Class A
1-Year       5-Year     10-Year
--------------------------------------------------------
-8.92%       -1.82%     4.68%

Class B                 Since
1-Year       5-Year     Inception
--------------------------------------------------------
-9.36%       -1.87%     4.02%

Class C                 Since
1-Year       5-Year     Inception
--------------------------------------------------------
-5.97%       -1.62%     2.39%

Class N                 Since
1-Year       5-Year     Inception
--------------------------------------------------------
-5.32%       N/A       -6.37%

Class Y                 Since
1-Year       5-Year     Inception
--------------------------------------------------------
-4.29%       -0.73%    -0.55%

3. See Notes on page 6 for further details.

                         4 | OPPENHEIMER HIGH YIELD FUND
that could keep investor optimism in check, supporting a positive, but weaker market in the coming months. For this reason, we have positioned the portfolio somewhat conservatively. At the same time, we recognize that, by most measures, high-yield bonds are relatively inexpensive, and we have fully invested the Fund's assets. In our view, the portfolio is well positioned to withstand the present sluggish economy and perform solidly when the economy shifts into a higher gear. It is this combination of prudence and long-term perspective that make Oppenheimer High Yield Fund a part of The Right Way to Invest.


Credit Allocation 4

[PIE CHART]
o AAA/A            0.8
o BBB/BB/B        87.3
o CCC/CC/C         7.1
o D                0.1
o Other
  Securities       4.7


Corporate Bonds & Notes-Top Ten Industries 5
--------------------------------------------------------------------------------
Media                                                    9.3%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                            7.1
--------------------------------------------------------------------------------
Wireless Telecommunication Services                      6.2
--------------------------------------------------------------------------------
Commercial Services & Supplies                           5.1
--------------------------------------------------------------------------------
Health Care Provider & Services                          5.0
--------------------------------------------------------------------------------
Oil & Gas                                                4.0
--------------------------------------------------------------------------------
Speciality Retail                                        3.1
--------------------------------------------------------------------------------
Metals & Mining                                          3.1
--------------------------------------------------------------------------------
Household Durables                                       3.0
--------------------------------------------------------------------------------
Diversified Telecommunication Services                   3.0


4. Portfolio is subject to change. Percentages are as of December 31, 2002, and are dollar-weighed based on total market value of investments. Average credit quality and ratings include securities rated by a national rating organization. Under normal market conditions, the Fund invests at least 80% of its assets in high yield, lower rated investments, which include high yield, lower rated fixed income securities commonly known as "junk bonds". Securities rated below investment grade carry a greater risk of default. While the Fund has generally invested under 15% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by the prospectus.
5. Portfolio's holdings and allocations are subject to change. Percentages are as of December 31, 2002, and are based on net assets.


                         5 | OPPENHEIMER HIGH YIELD FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 7/28/78. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 10/15/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                         6 | OPPENHEIMER HIGH YIELD FUND

                                                        Financial Statements
                                                                  Pages 8-44














                         7 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  December 31, 2002 / Unaudited

                                                                                 Principal  Market Value
                                                                                    Amount    See Note 1
---------------------------------------------------------------------------------------------------------
Asset-Backed Securities--0.0%
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1 (Cost $2,000,000)             $ 2,000,000    $  240,000

---------------------------------------------------------------------------------------------------------
Corporate Loans--0.0%
Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, 11.111%, 1/1/02 1,2,3
(Cost $3,864,760)                                                                3,945,448        19,727

---------------------------------------------------------------------------------------------------------
Mortgage-Backed Obligations--1.6%
---------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29 4                    840,000       766,762
---------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1997-D4, Cl. B3, 7.525%, 4/14/29                                          1,500,000     1,199,297
---------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
Series 1997-CHL1, Cl. E, 8.114%, 4/29/39 2,5                                     5,250,000     4,500,237
---------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped
Mtg.-Backed Security Pass-Through Certificates, Series 1997-C1,
Cl. X, 11.692%, 7/15/27 6                                                       62,432,108     3,677,641
---------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1997-RR, Cl. D, 7.727%, 4/30/39 4,5                                       5,000,269     4,626,812
Series 1997-RR, Cl. F, 7.727%, 4/30/39 4,5                                       9,000,485     6,146,347
---------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-MC1, Cl. F, 7.452%, 5/20/07 4                                        1,400,000     1,362,009
                                                                                             ------------
Total Mortgage-Backed Obligations (Cost $23,680,957)                                          22,279,105

---------------------------------------------------------------------------------------------------------
Foreign Government Obligations--0.3%
United Mexican States Bonds, Bonos de Desarrollo, 14.50%, 5/12/05 5
(Cost $4,072,180)                                                               39,735,700     4,232,428

---------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes--87.2%
---------------------------------------------------------------------------------------------------------
Consumer Discretionary--27.3%
---------------------------------------------------------------------------------------------------------
Auto Components--2.7%
American Axle & Manufacturing, Inc., 9.75% Sr. Sub. Nts., 3/1/09                 2,500,000     2,693,750
---------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07 1,3                           2,150,000       494,500
---------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10    1,500,000     1,507,500
---------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                         1,550,000     1,484,125
---------------------------------------------------------------------------------------------------------
Dana Corp.:
9% Unsec. Nts., 8/15/11                                                          8,070,000     7,827,900
10.125% Nts., 3/15/10                                                            1,800,000     1,831,500
---------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                               3,500,000     3,535,000
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                         2,000,000     1,951,884
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                        1,850,000     1,692,750
---------------------------------------------------------------------------------------------------------
Exide Corp., 10% Sr. Unsec. Nts., 4/15/05 1,2,3                                  3,200,000       288,000
---------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 8.125% Unsub. Nts., 3/15/03                      900,000       900,543
---------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                             6,000,000     6,375,000

                         8 | OPPENHEIMER HIGH YIELD FUND

                                                                                  Principal       Market Value
                                                                                     Amount         See Note 1
----------------------------------------------------------------------------------------------------------------
Auto Components Continued
Metaldyne Corp.:
11% Sr. Sub. Nts., 6/15/12                                                      $ 3,550,000        $ 2,928,750
11% Sr. Sub. Nts., 6/15/12                                                          600,000            495,000
---------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                         4,200,000          4,032,000
                                                                                                  -------------
                                                                                                    38,038,202

---------------------------------------------------------------------------------------------------------------
Automobiles--0.5%
Ford Motor Credit Co., 7.25% Nts., 10/25/11                                       7,070,000          6,880,715
---------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--7.1%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 2                                3,080,000            939,400
---------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                     1,300,000          1,339,000
---------------------------------------------------------------------------------------------------------------
Boca Resorts, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                 4,800,000          5,016,000
---------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                   3,000,000          3,135,000
--------------------------------------------------------------------------------------------------------------
Buffets, Inc., 11.25% Sr. Sub. Nts., 7/15/10 4                                    1,000,000            950,000
---------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,2,3           22,500                 --
---------------------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                  3,500,000          3,762,500
---------------------------------------------------------------------------------------------------------------
Family Restaurants, Inc., 10.875% Sr. Sub. Disc. Nts., 2/1/04 1,2,3                 450,000              4,500
---------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 12/1/12                                                                900,000            910,434
7.625% Nts., 5/15/08                                                              3,000,000          3,072,774
---------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07 2                            4,500,000          4,882,500
---------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07               2,300,000          2,047,000
---------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                          4,700,000          4,817,500
---------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                            3,000,000          3,135,000
---------------------------------------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                  3,150,000          3,181,500
---------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                      5,200,000          5,278,000
---------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                     3,500,000          3,780,000
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                     3,000,000          3,307,500
---------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                             2,500,000          2,706,250
---------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8% Sr. Sub. Nts., 4/1/12                                                          1,300,000          1,361,750
8.375% Sr. Sub. Nts., 7/1/11                                                      1,000,000          1,056,250
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                4,000,000          4,220,000
---------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                     3,700,000          3,783,250
---------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
8.875% Sr. Sub. Nts., 3/15/10                                                       900,000            927,000
11.125% Sr. Unsec. Sub. Nts., 3/1/08                                              6,000,000          6,600,000
---------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08 7                                                   4,880,000          4,745,800
9.75% Sr. Nts., 6/15/07                                                           1,050,000          1,023,750
---------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                             1,700,000          1,657,500
---------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                       3,500,000          3,272,500
---------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 8.875% Sr. Nts., 2/1/10                                          1,600,000          1,512,000
---------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Nts., 5/1/12 4                  5,550,000          5,522,250

                         9 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                              Principal       Market Value
                                                                                 Amount         See Note 1
-----------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure Continued
Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                  $   200,000        $   218,000
-----------------------------------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11           3,200,000          3,280,000
-----------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts., 5/15/09                       1,800,000          1,854,000
-----------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Bonds, 6/15/10 4        2,000,000          2,100,000
-----------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                     2,700,000          2,821,500
                                                                                            ---------------
                                                                                                98,220,408

-----------------------------------------------------------------------------------------------------------
Household Durables--3.0%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                              3,300,000          3,415,500
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.875% Sr. Nts., 8/15/11                                                        800,000            784,000
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                          2,000,000          2,020,000
9.75% Sr. Sub. Nts., 9/15/10                                                    800,000            824,000
-----------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Debs., 2/15/10                         6,500,000          7,117,500
-----------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375% Sr. Nts., 2/1/10                                     1,500,000          1,462,500
-----------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                  3,200,000          3,072,000
-----------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                2,750,000          2,860,000
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                           2,000,000          2,130,000
-----------------------------------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                 1,000,000          1,050,000
-----------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                           4,800,000          4,686,000
-----------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                          1,200,000          1,164,000
-----------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                      1,750,000          1,767,500
-----------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                  1,100,000            995,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                         4,600,000          4,462,000
-----------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                       3,500,000          3,255,000
                                                                                            ---------------
                                                                                                41,065,500

-----------------------------------------------------------------------------------------------------------
Internet & Catalog Retail--0.4%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08 7                      5,900,000          5,929,500
-----------------------------------------------------------------------------------------------------------
Media--9.3%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 1                                          2,000,000            750,000
8.375% Sr. Nts., Series B, 2/1/08 1                                           2,700,000          1,012,500
9.875% Sr. Nts., Series B, 3/1/07 1                                           2,200,000            836,000
10.25% Sr. Unsec. Nts., 11/1/06 1                                             4,600,000          1,748,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 1,3                                        200,000             78,000
10.875% Sr. Unsec. Nts., 10/1/10 1,3                                            100,000             38,500
-----------------------------------------------------------------------------------------------------------
Allbritton Communications Co.:
7.75% Sr. Sub Nts., 12/15/12 4                                                7,200,000          7,245,000
8.875% Sr. Sub. Nts., Series B, 2/1/08                                        1,625,000          1,687,969
-----------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                  10,000,000          9,900,000
-----------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                      1,100,000          1,141,250
-----------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc:
6.875% Nts., 2/23/09                                                          2,600,000          2,662,478
8.20% Sr. Unsec. Nts., 7/15/09                                                2,700,000          2,920,460

                        10 | OPPENHEIMER HIGH YIELD FUND

                                                                                     Principal     Market Value
                                                                                        Amount       See Note 1
----------------------------------------------------------------------------------------------------------------
Media Continued
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 1,2 [EUR]               1,000,000      $    44,599
----------------------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.125% Sr. Sub. Nts., Series B, 12/15/07                                             1,700,000        1,778,625
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07 2                                        700,000          734,125
----------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 7                                             4,000,000        1,420,000
0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 7                                      4,500,000        1,147,500
8.625% Sr. Unsec. Nts., 4/1/09                                                       4,000,000        1,800,000
10% Sr. Nts., 4/1/09                                                                 1,000,000          450,000
10.75% Sr. Unsec. Nts., 10/1/09                                                        900,000          411,750
11.125% Sr. Unsec. Nts., 1/15/11                                                     1,200,000          549,000
----------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9.625% Sr. Sub. Nts., Series B, 8/1/08                           1,000,000        1,005,000
----------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10 1,2,3                              2,500,000          312,500
----------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                               1,500,000        1,595,625
----------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                 13,250,000       12,504,687
----------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                            1,100,000        1,189,375
----------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08 1,2,7                2,500,000           62,500
----------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
9.125% Sr. Nts., 1/15/09                                                             2,500,000        2,643,750
9.375% Sr. Unsec. Nts., 2/1/09                                                       5,400,000        5,737,500
10.375% Sr. Unsec. Nts., 10/1/07                                                     3,600,000        3,915,000
----------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.:
0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11 7                                           7,505,000        6,060,287
8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                                       1,150,000        1,196,000
----------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14       1,500,000        1,582,500
----------------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                      1,400,000        1,463,000
----------------------------------------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                 1,750,000        1,892,188
----------------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9% Sr. Nts., 12/15/10 4                    2,700,000        2,737,125
----------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                      350,000          334,250
----------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
7.25% Sr. Sub. Nts., 1/1/13 4                                                        1,000,000        1,021,250
9.625% Sr. Unsec. Sub. Nts., 12/1/06                                                 2,500,000        2,587,500
----------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                    850,000          769,250
----------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                               1,900,000        2,113,395
----------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Nts., 2/1/12 4                                             5,100,000        4,896,000
----------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 4                                                          2,600,000        2,795,000
10.875% Sr. Sub. Nts., 12/15/12 4                                                    3,900,000        4,270,500
----------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                       1,450,000        1,558,750
----------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/12                          3,850,000        4,119,500
----------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07 [CAD]                           3,030,000        1,826,861
----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Sub. Nts., 3/15/12                                                            3,250,000        3,404,375
8% Sr. Sub. Nts., 3/15/12 4                                                          2,800,000        2,933,000
8.75% Sr. Sub. Nts., 12/15/11                                                        1,250,000        1,351,563

                        11 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               Principal      Market Value
                                                                                  Amount        See Note 1
-----------------------------------------------------------------------------------------------------------
Media Continued
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09     $  5,000,000      $  5,200,000
-----------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09 1,3,7                      2,000,000           130,000
0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10 1,3,7                        5,000,000           325,000
10.875% Sr. Unsec. Nts., Series B, 8/1/09 1,3                                  3,000,000           240,000
11.25% Sr. Nts., Series B, 11/1/09 1,3 [EUR]                                   1,500,000            94,446
-----------------------------------------------------------------------------------------------------------
Vertis, Inc., 10.875% Sr. Nts., 6/15/09 4                                      2,000,000         2,090,000
-----------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass
Learning Corp., 12.75% Sr. Sub. Nts., 11/15/09                                 4,000,000         3,940,000
-----------------------------------------------------------------------------------------------------------
Ziff Davis Media, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 8/12/09 2            532,000           164,920
                                                                                              ------------
                                                                                               128,418,353

-----------------------------------------------------------------------------------------------------------
Multiline Retail--0.5%
J. C. Penney Co., Inc.:
7.60% Nts., 4/1/07                                                             2,400,000         2,442,000
9% Nts., 8/1/12 4                                                              1,000,000         1,025,000
-----------------------------------------------------------------------------------------------------------
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                                                1,500,000         1,500,000
9.875% Nts., 10/1/11                                                           1,900,000         1,995,000
                                                                                              -------------
                                                                                                 6,962,000

-----------------------------------------------------------------------------------------------------------
Specialty Retail--3.1%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                       4,400,000         3,850,000
-----------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                   3,000,000         3,045,000
-----------------------------------------------------------------------------------------------------------
Building Materials Corp., 8% Sr. Nts., 12/1/08                                 1,350,000         1,086,750
-----------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06                                   7,000,000         7,525,000
-----------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08         1,000,000           835,000
-----------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                     6,585,000         5,827,725
-----------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                             2,100,000         1,984,500
-----------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                            2,900,000         2,842,000
10.55% Unsub. Nts., 12/15/08                                                     800,000           876,000
-----------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                   2,800,000         2,870,000
-----------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,2,3                             700,000                --
-----------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                     3,500,000         3,871,875
-----------------------------------------------------------------------------------------------------------
United Rentals (North America), Inc.:
10.75% Sr. Nts., 4/15/08 4                                                     1,900,000         1,881,000
10.75% Sr. Unsec. Nts., 4/15/08                                                4,750,000         4,750,000
-----------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                        500,000           401,250
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                  1,700,000         1,398,250
                                                                                              ------------
                                                                                                43,044,350

-----------------------------------------------------------------------------------------------------------
Textiles & Apparel--0.7%
Consoltex Group, Inc., 0.605% Sr. Sub. Nts., 1/31/09 2,8                       4,007,132           220,392
-----------------------------------------------------------------------------------------------------------
Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08 1,2,3                  2,900,000           304,500

                        12 | OPPENHEIMER HIGH YIELD FUND

                                                                              Principal     Market Value
                                                                                 Amount       See Note 1
---------------------------------------------------------------------------------------------------------
Textiles & Apparel Continued
Levi Strauss & Co.:
6.80% Nts., 11/1/03                                                         $ 2,300,000      $ 2,277,000
11.625% Sr. Unsec. Nts., 1/15/08                                              1,900,000        1,866,750
12.25% Sr. Nts., 12/15/12 4                                                   3,600,000        3,546,000
---------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07 1,2,3            500,000          102,500
---------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                         1,500,000        1,612,500
                                                                                             ------------
                                                                                               9,929,642

---------------------------------------------------------------------------------------------------------
Consumer Staples--4.8%
---------------------------------------------------------------------------------------------------------
Beverages--0.5%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                     2,000,000        2,080,000
---------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                   6,000,000        4,717,500
                                                                                             ------------
                                                                                               6,797,500

---------------------------------------------------------------------------------------------------------
Food & Drug Retailing--1.1%
Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11                          5,500,000        5,329,087
---------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Unsec. Nts., 4/1/08                                               3,900,000        3,373,500
10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07                                 400,000          262,000
---------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The):
7.75% Nts., 4/15/07                                                             900,000          652,500
9.125% Sr. Nts., 12/15/11                                                       800,000          588,000
---------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                    1,000,000          930,000
---------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                            1,600,000        1,444,000
---------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12                            1,000,000          925,000
---------------------------------------------------------------------------------------------------------
Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08                              1,550,000        1,592,625
                                                                                             ------------
                                                                                              15,096,712

---------------------------------------------------------------------------------------------------------
Food Products--2.1%
American Seafood Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                    3,500,000        3,587,500
---------------------------------------------------------------------------------------------------------
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                     1,600,000          784,000
---------------------------------------------------------------------------------------------------------
Burns Philp Capital Pty Ltd., 9.75% Sr. Sub. Nts., 7/15/12 4                  2,450,000        2,364,250
---------------------------------------------------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12 4                                              3,300,000        3,382,500
9.25% Sr. Unsec. Sub. Nts., 5/15/11                                           1,450,000        1,517,062
---------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07                       1,780,000        1,406,200
---------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
6.375% Nts., 10/1/05                                                            800,000          850,950
7.25% Sr. Nts., 5/1/09                                                        2,500,000        2,424,187
---------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 11.75% Sr. Unsec. Sub. Nts., 4/1/11                      1,600,000        1,800,000
---------------------------------------------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Nts., 2/15/09 2                                  500,000          275,000
---------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                          2,240,000        2,195,200
8% Sr. Nts., Series B, 10/15/09                                                 400,000          410,000
---------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07 2      2,500,000        2,650,000

                        13 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                 Principal     Market Value
                                                                                    Amount       See Note 1
------------------------------------------------------------------------------------------------------------
Food Products Continued
Swift & Co., 10.125% Sr. Nts., 10/1/09 4                                       $ 2,500,000      $ 2,375,000
------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 2 [EUR]              2,000,000        2,367,709
                                                                                                ------------
                                                                                                 28,389,558

------------------------------------------------------------------------------------------------------------
Household Products--1.1%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09 7                          1,270,000        1,087,438
------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                        4,200,000        4,100,250
------------------------------------------------------------------------------------------------------------
Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub. Nts., 8/15/09                    1,900,000        2,071,000
------------------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Sub. Nts., Series C, 11/15/07                    500,000          335,000
------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                      3,800,000        4,218,000
------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05                       3,700,000        3,589,000
------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 1,2,3             1,200,000               --
                                                                                                ------------
                                                                                                 15,400,688

------------------------------------------------------------------------------------------------------------
Energy--6.3%
------------------------------------------------------------------------------------------------------------
Energy Equipment & Services--2.3%
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                     3,000,000        3,135,000
------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                     1,200,000        1,212,000
------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08 2              4,015,000        1,013,788
------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Nts., 12/15/09 4                                     1,500,000        1,567,500
------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Trust 2001, Cl. A, 9/1/08 4        1,500,000        1,470,000
------------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                  7,000,000        7,420,000
------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                7,250,000        6,561,250
------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                             1,500,000        1,584,375
------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08 2,7      8,000,000        8,280,000
                                                                                                ------------
                                                                                                 32,243,913

------------------------------------------------------------------------------------------------------------
Oil & Gas--4.0%
Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                              4,000,000        3,420,000
------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
7.75% Sr. Nts., 1/15/15 4                                                        1,300,000        1,300,000
8.125% Sr. Unsec. Nts., 4/1/11                                                     700,000          724,500
8.375% Sr. Unsec. Nts., 11/1/08                                                  3,600,000        3,744,000
9% Sr. Nts., 8/15/12                                                             2,500,000        2,662,500
9% Sr. Unsec. Nts., 8/15/12 4                                                    1,000,000        1,055,000
------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                         2,000,000        2,050,000
------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                    6,000,000        6,210,000
------------------------------------------------------------------------------------------------------------
Giant Industries, Inc., 11% Sr. Sub. Nts., 5/15/12                                 600,000          405,000
------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                          2,850,000        3,045,196
------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12                           2,000,000        2,166,952
------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07 2                     6,000,000        6,292,500
------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
8.25% Sr. Unsec. Sub. Nts., 12/15/11 2                                           3,500,000        3,657,500
8.75% Sr. Sub. Nts., 9/15/07 2                                                   3,010,000        3,145,450

                        14 | OPPENHEIMER HIGH YIELD FUND

                                                                                      Principal    Market Value
                                                                                         Amount      See Note 1
----------------------------------------------------------------------------------------------------------------
Oil & Gas Continued
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                      $3,175,000    $  3,274,219
----------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp., 9.625% Sr. Sub. Nts., 4/1/12                                  4,400,000       2,882,000
----------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.125% Nts., 1/15/05                                                                  1,000,000         960,000
8.875% Nts., 7/15/12 4                                                                1,200,000       1,206,000
----------------------------------------------------------------------------------------------------------------
Westport Resources Corp.:
8.25% Sr. Sub. Nts., 11/1/11 4                                                        2,600,000       2,743,000
8.25% Sr. Unsec. Sub. Nts., 11/1/11                                                   2,900,000       3,059,500
----------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                             1,000,000       1,067,500
                                                                                                    ------------
                                                                                                     55,070,817

----------------------------------------------------------------------------------------------------------------
Financials--3.2%
----------------------------------------------------------------------------------------------------------------
Banks--0.3%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 5                                 2,069,459       1,040,535
----------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 2                                                 78,000          83,948
---------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08          4,000,000       1,625,000
----------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12 2                           1,700,000       1,657,500
                                                                                                    ------------
                                                                                                      4,406,983

----------------------------------------------------------------------------------------------------------------
Diversified Financials--0.5%
----------------------------------------------------------------------------------------------------------------
AmeriCredit Corp., 9.875% Sr. Nts., 4/15/06                                           1,300,000       1,098,500
----------------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                   2,500,000       2,675,000
----------------------------------------------------------------------------------------------------------------
Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                        2,300,000         805,000
----------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                               2,500,000       2,800,000
                                                                                                    ------------
                                                                                                      7,378,500

----------------------------------------------------------------------------------------------------------------
Insurance--0.1%
Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/09 1,4                                    1,000,000         255,000
----------------------------------------------------------------------------------------------------------------
Parametric RE Ltd., 5.75% Nts., 11/19/07 4,5                                          1,000,000       1,010,800
                                                                                                    ------------
                                                                                                      1,265,800

----------------------------------------------------------------------------------------------------------------
Real Estate--2.3%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                       2,250,000       1,518,750
----------------------------------------------------------------------------------------------------------------
CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11                   400,000         370,000
----------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875% Sr. Nts., 5/1/09 4                               1,500,000       1,597,500
----------------------------------------------------------------------------------------------------------------
Felcor Lodging LP:
8.50% Sr. Nts., 6/1/11                                                                2,405,000       2,380,950
9.50% Sr. Unsec. Nts., 9/15/08                                                          800,000         820,000
----------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                               5,500,000       5,362,500
----------------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                             4,800,000       4,896,000
----------------------------------------------------------------------------------------------------------------
IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08                                 1,200,000       1,278,488
----------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                   1,200,000         810,000
9.125% Sr. Unsec. Nts., 1/15/11                                                       2,650,000       2,318,750
----------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08 2    10,000,000       9,975,000
                                                                                                    ------------
                                                                                                     31,327,938

                        15 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                      Principal    Market Value
                                                                                         Amount      See Note 1
----------------------------------------------------------------------------------------------------------------
Health Care--5.4%
----------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--0.3%
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07               $1,000,000    $  1,040,000
----------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                        2,200,000       2,233,000
----------------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11                       500,000         480,000
                                                                                                     -----------
                                                                                                      3,753,000

---------------------------------------------------------------------------------------------------------------
Health Care Providers & Services--5.0%
AdvancePCS, Inc., 8.50% Sr. Unsec. Nts., 4/1/08                                       2,500,000       2,612,500
----------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts., 4/15/11                         4,300,000       4,214,000
----------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25% Sr. Nts., 11/15/12 4                                     600,000         618,000
----------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 9.625% Sr. Unsec. Nts., 4/15/09                            3,200,000       2,704,000
----------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 9.50% Sr. Nts., 7/1/10 4                           1,900,000       1,852,500
----------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                          3,300,000       3,258,750
----------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11           450,000         438,750
----------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09                              1,250,000       1,300,000
----------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.95% Sr. Nts., 5/1/12                                                                5,000,000       5,278,140
7.875% Sr. Nts., 2/1/11                                                               1,000,000       1,098,043
----------------------------------------------------------------------------------------------------------------
HCA-Healthcare Co. (The), 8.75% Sr. Nts., 9/1/10                                      2,000,000       2,305,082
----------------------------------------------------------------------------------------------------------------
Healthsouth Corp., 7.625% Nts., 6/1/12                                                9,900,000       8,217,000
----------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11                          2,000,000       1,930,000
----------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Nts., 11/15/07 4                           1,000,000         795,000
----------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Sub. Nts., 8/15/12 4                                      3,900,000       3,822,000
----------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                2,500,000       2,687,500
----------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Sub. Nts., 4/1/12 4                                2,400,000       2,415,000
----------------------------------------------------------------------------------------------------------------
Select Medical Corp., 9.50% Sr. Unsec. Sub. Nts., 6/15/09                             1,000,000       1,040,000
----------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08                        5,400,000       5,994,000
----------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                              6,000,000       5,410,614
6.50% Sr. Nts., 6/1/12                                                                1,800,000       1,632,319
----------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                        3,600,000       3,874,500
----------------------------------------------------------------------------------------------------------------
US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                                       1,000,000       1,020,000
----------------------------------------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                                  4,000,000       4,340,000
                                                                                                    ------------
                                                                                                     68,857,698

----------------------------------------------------------------------------------------------------------------
Pharmaceuticals--0.1%
aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                                            1,400,000       1,407,000
----------------------------------------------------------------------------------------------------------------
Industrials--12.6%
----------------------------------------------------------------------------------------------------------------
Aerospace & Defense--1.1%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                        2,400,000       2,604,000
----------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B, 10/15/08 2     4,700,000       1,386,500
----------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                               1,000,000         765,000
----------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625% Sr. Sub. Nts., 12/15/10 4                                1,600,000       1,636,000

                        16 | OPPENHEIMER HIGH YIELD FUND


                                                                          Principal    Market Value
                                                                             Amount      See Note 1
----------------------------------------------------------------------------------------------------
Aerospace & Defense Continued
L-3 Communications Corp., 7.625% Sr. Sub. Nts., 6/15/12                  $4,550,000    $  4,709,250
----------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Sub. Nts., 12/15/12 4                          1,900,000       1,957,000
----------------------------------------------------------------------------------------------------
TransDigm, Inc., 10.375% Sr. Sub. Nts., 12/1/08                           2,000,000       2,080,000
                                                                                        ------------
                                                                                         15,137,750

----------------------------------------------------------------------------------------------------
Air Freight & Couriers--0.0%
Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06                         3,650,000         775,625
----------------------------------------------------------------------------------------------------
Airlines--0.3%
Amtran, Inc.:
9.625% Nts., 12/15/05                                                     2,300,000         966,000
10.50% Sr. Nts., 8/1/04                                                   7,600,000       3,192,000
                                                                                        ------------
                                                                                          4,158,000

----------------------------------------------------------------------------------------------------
Building Products--0.4%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                  1,500,000       1,590,000
----------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                    300,000         309,000
9.25% Sr. Nts., Series B, 3/15/07                                         2,200,000       2,271,500
9.875% Sr. Unsec. Sub. Nts., 6/15/11                                      1,000,000       1,006,250
                                                                                        ------------
                                                                                          5,176,750

----------------------------------------------------------------------------------------------------
Commercial Services & Supplies--5.1%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                  1,900,000       1,881,000
8.50% Sr. Sub. Nts., 12/1/08                                              8,400,000       8,484,000
8.875% Sr. Nts., Series B, 4/1/08                                         4,200,000       4,284,000
9.25% Sr. Nts., 9/1/12 4                                                  8,850,000       9,115,500
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                2,200,000       2,194,500
----------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,2,3     2,500,000          37,500
----------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 1,3                    6,500,000       1,462,500
----------------------------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                   2,500,000       2,337,500
----------------------------------------------------------------------------------------------------
Coinmach Corp., 9% Sr. Nts., 2/1/10                                       2,250,000       2,370,937
----------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07 2                              2,805,000       2,917,200
----------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 2      3,500,000       2,646,875
----------------------------------------------------------------------------------------------------
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                                              1,700,000       1,708,500
8.625% Sr. Unsec. Sub. Nts., 4/1/13                                       4,400,000       4,620,000
----------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 1,2,3       3,850,000           5,005
----------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09           7,500,000       7,312,500
----------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                               3,750,000       3,356,250
----------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Sub. Nts., 12/1/12 4                          4,100,000       4,120,500
----------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                           1,500,000       1,237,500
----------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09        2,584,000       2,971,600
----------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                   1,700,000       1,780,750

                        17 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                   Principal    Market Value
                                                                                      Amount      See Note 1
-------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies Continued
Waste Management, Inc.:
6.375% Nts., 11/15/12 4                                                           $3,000,000     $ 3,092,778
7.375% Sr. Unsub. Nts., 8/1/10                                                     2,500,000       2,739,353
                                                                                                 ------------
                                                                                                  70,676,248

-------------------------------------------------------------------------------------------------------------
Construction & Engineering--0.2%
Integrated Electrical Services, Inc.:
9.375% Sr. Sub. Nts., Series B, 2/1/09 2                                           1,100,000       1,017,500
9.375% Sr. Sub. Nts., Series C, 2/1/09 2                                             500,000         462,500
-------------------------------------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Nts., 9/15/09 4                                              1,000,000         895,000
                                                                                                 ------------
                                                                                                   2,375,000
-------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.1%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                           1,250,000       1,081,250
-------------------------------------------------------------------------------------------------------------
Industrial Conglomerates--1.8%
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08              8,550,000       8,945,438
-------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 2                   11,000,000       4,400,000
-------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.25% Unsec. Unsub. Nts., 6/15/03                                                  2,400,000       2,382,307
6.375% Nts., 10/15/11                                                              1,500,000       1,405,254
6.375% Nts., 10/15/11                                                              8,150,000       7,635,213
                                                                                                 ------------
                                                                                                  24,768,212

-------------------------------------------------------------------------------------------------------------
Machinery--2.6%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                           1,455,000       1,709,625
-------------------------------------------------------------------------------------------------------------
AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                          6,000,000       6,510,000
-------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                            2,500,000       1,568,750
-------------------------------------------------------------------------------------------------------------
Cummins, Inc., 9.50% Sr. Nts., 12/1/10                                             2,100,000       2,247,000
-------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08 2               2,800,000       1,988,000
-------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts., 8/1/12 4                          3,350,000       3,492,375
-------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                            1,600,000       1,608,000
-------------------------------------------------------------------------------------------------------------
Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07                           2,000,000       1,310,000
-------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07       5,480,000       5,185,450
-------------------------------------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                                                  4,500,000       4,584,375
-------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                1,400,000       1,268,750
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                3,900,000       3,573,375
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                       500,000         472,500
                                                                                                 ------------
                                                                                                  35,518,200

-------------------------------------------------------------------------------------------------------------
Marine--0.7%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                           5,000,000       5,275,000
-------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 12% first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant
to purchase five shares of common stock) 1,2,9                                     5,000,000       2,500,000
-------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,4     5,800,000       1,783,500
-------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07 4                    1,998,923         812,062
                                                                                                 ------------
                                                                                                  10,370,562


                        18 | OPPENHEIMER HIGH YIELD FUND

                                                                                    Principal     Market Value
                                                                                       Amount       See Note 1
---------------------------------------------------------------------------------------------------------------
Road & Rail--0.3%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                   $ 2,000,000      $ 2,120,000
---------------------------------------------------------------------------------------------------------------
Stena AB, 9.625% Sr. Nts., 12/1/12 4                                                2,000,000        2,075,000
                                                                                                   ------------
                                                                                                     4,195,000

---------------------------------------------------------------------------------------------------------------
Information Technology--3.0%
---------------------------------------------------------------------------------------------------------------
Communications Equipment--0.2%
CellNet Data Systems, Inc., 14% Sr. Unsec. Disc. Nts., 10/1/07 1,2,3                9,220,000               --
---------------------------------------------------------------------------------------------------------------
Motorola, Inc., 7.625% Sr. Nts., 11/15/10                                           1,000,000        1,025,559
---------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07 2                       5,310,000        1,393,875
                                                                                                   ------------
                                                                                                     2,419,434

---------------------------------------------------------------------------------------------------------------
Computers & Peripherals--0.2%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09 4                             2,900,000        3,016,000
---------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--1.5%
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09       2,500,000        2,637,500
---------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05 2        350,000          295,750
---------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
8.125% Sr. Sub. Nts., 5/1/12                                                        2,000,000        2,080,000
9% Sr. Unsec. Sub. Nts., 2/1/08                                                     6,350,000        6,651,625
9% Sr. Unsec. Sub. Nts., 2/1/08 2                                                   1,510,000        1,581,725
---------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                 2,100,000        2,273,250
---------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08                            3,000,000        3,180,000
---------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 1,3                                       7,500,000          187,500
---------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc., 8.875% Sr. Sub. Nts., 1/15/13 4                                  2,300,000        2,277,000
                                                                                                   ------------
                                                                                                    21,164,350

---------------------------------------------------------------------------------------------------------------
Internet Software & Services--0.1%
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07 1,2                                     5,250,000          866,250
---------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,2,3 [EUR]                  5,000,000          236,115
---------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08 1,2,3,7             5,000,000            6,250
---------------------------------------------------------------------------------------------------------------
Globix Corp., 9.075% Sr. Nts., 4/26/08                                                688,520          495,734
---------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06 1,2,3 [EUR]                                         1,000,000           69,523
11% Sr. Nts., 8/1/09 1,2,3                                                          2,160,308           75,611
                                                                                                   ------------
                                                                                                     1,749,483

---------------------------------------------------------------------------------------------------------------
IT Consulting & Services--0.1%
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 2                         2,400,000        1,092,000
---------------------------------------------------------------------------------------------------------------
Office Electronics--0.1%
Xerox Corp., 7.15% Nts., 8/1/04                                                       900,000          873,000
---------------------------------------------------------------------------------------------------------------
Semiconductor Equipment & Products--0.8%
Amkor Technology, Inc.:
9.25% Sr. Unsec. Nts., 5/1/06                                                       1,800,000        1,548,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                 2,600,000        2,210,000


                        19 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                             Principal    Market Value
                                                                                Amount      See Note 1
-------------------------------------------------------------------------------------------------------
Semiconductor Equipment & Products Continued
Fairchild Semiconductor Corp.:
10.375% Sr. Unsec. Nts., 10/1/07                                            $5,150,000     $ 5,433,250
10.50% Sr. Unsec. Sub. Nts., 2/1/09                                          2,200,000       2,387,000
                                                                                           -----------
                                                                                            11,578,250

-------------------------------------------------------------------------------------------------------
Materials--10.7%
-------------------------------------------------------------------------------------------------------
Chemicals--2.4%
Applied Extrusion Technologies, Inc., 10.75% Sr. Nts., Series B, 7/1/11      1,700,000       1,105,000
-------------------------------------------------------------------------------------------------------
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                  950,000         745,750
-------------------------------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                   2,000,000         810,000
-------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                     3,200,000       3,520,000
-------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 8.75% Sr. Unsec. Nts., 2/15/09                        2,000,000       1,752,374
-------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr.
Unsec. Disc. Nts., 13.09%, 12/31/09 10                                       4,000,000         920,000
-------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                          1,700,000       1,708,500
-------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                        2,700,000       2,808,000
-------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                          1,800,000       1,575,000
-------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                    1,300,000       1,215,500
9.625% Sr. Sec. Nts., Series A, 5/1/07                                       3,950,000       3,811,750
9.875% Sec. Nts., Series B, 5/1/07                                           3,000,000       2,895,000
10.875% Sr. Sub. Nts., 5/1/09                                                  900,000         774,000
-------------------------------------------------------------------------------------------------------
Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11                    3,500,000       3,858,750
-------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                  100,000          54,500
-------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                              989,550         697,633
-------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc., 4.90% Sr. Sec. Nts., 12/31/06 5                            329,850         229,658
-------------------------------------------------------------------------------------------------------
Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                          1,500,000       1,162,500
-------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
10% Sr. Sec. Nts., 12/19/07                                                  1,917,000       1,246,050
11.25% Sr. Sub. Nts., 8/15/06 1,3                                            3,000,000              --
-------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03 2                         2,695,000       2,711,844
                                                                                            -----------
                                                                                            33,601,809

-------------------------------------------------------------------------------------------------------
Construction Materials--0.1%
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09 1,2,3          3,500,000         857,500
-------------------------------------------------------------------------------------------------------
Containers & Packaging--3.8%
Ball Corp.:
6.875% Sr. Nts., 12/15/12 4                                                  2,400,000       2,424,000
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                           3,300,000       3,489,750
-------------------------------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625% Sub. Nts., 2/15/12                           2,500,000       2,643,750
-------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Nts., 10/1/12 4                           2,200,000       2,255,000
-------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12 4                             2,500,000       2,612,500
-------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.75% Sr. Sec. Nts., 11/15/12 4                                              4,500,000       4,590,000
8.75% Sr. Sec. Nts., 11/15/12 4                                                900,000         918,000
8.875% Sr. Sec. Nts., 2/15/09                                                6,000,000       6,210,000


                        20 | OPPENHEIMER HIGH YIELD FUND

                                                                                 Principal     Market Value
                                                                                    Amount       See Note 1
------------------------------------------------------------------------------------------------------------
Containers & Packaging Continued
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                $ 2,000,000      $ 2,155,000
------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                  4,500,000        4,680,000
10.875% Sr. Sub. Nts., 4/1/08                                                    3,900,000        3,939,000
------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc., 9% Sr. Sub. Debs., 6/1/09                                   500,000          523,750
------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                          3,950,000        4,068,500
9.25% Sr. Unsec. Nts., 2/1/08                                                    3,000,000        3,187,500
9.75% Sr. Unsec. Nts., 2/1/11                                                    4,000,000        4,300,000
------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Sub. Nts., 6/15/12 4                                    4,200,000        4,179,000
                                                                                                ------------
                                                                                                 52,175,750

-----------------------------------------------------------------------------------------------------------
Metals & Mining--3.1%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12 4                                 3,900,000        3,948,750
------------------------------------------------------------------------------------------------------------
Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09                700,000          255,500
------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09       2,300,000        2,328,750
------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07 1,2,3                   4,740,789           94,816
------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                              4,660,000        4,543,500
------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 7.94% Sr. Sub. Nts., Series B, 5/15/08                 3,070,000        2,195,050
------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 2             814,000          162,800
------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                            2,500,000        2,556,250
------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.:
10.875% Sr. Nts., Series B, 10/15/06 1,3                                         2,000,000        1,350,000
12.75% Sr. Sub. Nts., 2/1/03 1,3                                                 7,850,000          628,000
------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                           6,320,000        4,550,400
------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09 1,3             12,500,000        4,921,875
------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Nts., 7/15/09 4                                    2,500,000        2,550,000
------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                 3,280,000        3,480,900
------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                    1,500,000        1,578,750
------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                     1,600,000        1,280,000
------------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                 2,700,000        2,673,000
------------------------------------------------------------------------------------------------------------
WHX Corp., 10.50% Sr. Unsec. Nts., 4/15/05                                       5,000,000        3,931,250
                                                                                                ------------
                                                                                                 43,029,591

------------------------------------------------------------------------------------------------------------
Paper & Forest Products--1.3%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                   1,250,000        1,389,687
------------------------------------------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd.:
12.50% Sr. Nts., 7/15/07 8                                                       2,200,000        2,299,000
13.875% Sr. Sec. Nts., 7/15/07                                                   1,100,000        1,182,500
------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 1                                11,000,000        1,430,000
------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11                           5,900,000        5,634,500
------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08                         1,000,000        1,080,000
------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12 11                              2,800,000        2,730,000
------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                               4,000,000        2,440,000
                                                                                                ------------
                                                                                                 18,185,687


                        21 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                        Principal    Market Value
                                                                                           Amount      See Note 1
------------------------------------------------------------------------------------------------------------------
Telecommunication Services--9.2%
------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--3.0%
360networks, Inc.:
13% Sr. Unsec. Nts., 5/1/08 1,2,3                                                      $3,500,000      $      350
13% Sr. Unsec. Nts., 5/1/08 1,2,3 [EUR]                                                 1,000,000             105
------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07 1,2,3                     1,600,000          12,000
------------------------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1,2,3                                         1,723,624          17,236
------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07                  5,570,000       3,954,700
------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07 1,2,3                        3,065,000          19,156
------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875% Sr. Nts., 11/15/09 4                                         3,000,000       3,225,000
------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05 1,3                   7,800,000         741,000
------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08 2                                         1,400,000         875,000
------------------------------------------------------------------------------------------------------------------
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08 1,2,7                                         2,200,000          55,000
11.875% Sr. Unsec. Nts., Series B, 1/15/10 1,2                                             75,000           1,875
------------------------------------------------------------------------------------------------------------------
ICG Services, Inc., 10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08 1,3                 1,485,000          14,850
------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09 1,2,3,7     3,000,000         405,000
------------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                                     750,000         648,750
------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08 1,2,7              6,900,000         103,500
------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08 7                                                    11,100,000       5,300,250
0%/12.875% Sr. Unsec. Disc. Nts., 3/15/10 7                                             2,000,000         715,000
9.125% Sr. Unsec. Nts., 5/1/08                                                          5,000,000       3,225,000
------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09 1,3 [EUR]                                                        2,000,000           1,049
10% Sr. Unsec. Nts., Series B, 11/15/08 1,2,3                                           4,300,000          75,250
------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,3                        1,300,000         201,500
------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09 1,3,7 [GBP]                                15,800,000       2,034,914
0%/11.50% Sr. Nts., 11/15/09 1,3,7 [EUR]                                                2,750,000         209,224
9.875% Sr. Unsec. Nts., Series B, 11/15/09 1,3 [EUR]                                    3,000,000         283,338
------------------------------------------------------------------------------------------------------------------
NTL, Inc., 0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08 1,2,3,7 [GBP]               200,000          29,783
------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,2                                  4,000,000         130,000
------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Nts., 3/15/12 4                                                     8,200,000       7,995,000
------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.375% Nts., 3/15/12                                              7,500,000       7,476,698
------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09 1,7                                                    7,300,000       1,058,500
0%/9.875% Sr. Disc. Nts., 4/15/09 1,2,7 [GBP]                                           4,000,000         998,138
11.25% Sr. Nts., 11/1/08 1                                                              3,700,000         684,500
------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2,3                                          2,300,000             230
------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08              1,000,000         565,000
------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 1,2,3                                       2,925,000              --
------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
0%/9.45% Sr. Unsec. Disc. Nts., 4/15/08 1,2,3,7                                         2,250,000          14,063
0%/12.25% Sr. Unsec. Disc. Nts., 6/1/09 1,2,3,7                                         2,000,000          12,500
9.625% Sr. Nts., 10/1/07 1,2,3                                                          5,000,000          31,250
10.75% Sr. Unsec. Nts., 11/15/08 1,2,3                                                  5,500,000          34,375
                                                                                                       ----------
                                                                                                       41,149,084


                        22 | OPPENHEIMER HIGH YIELD FUND

OPPENHEIMER HIGH YIELD FUND

                                                                                  Principal    Market Value
                                                                                     Amount      See Note 1
 -----------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services--6.2%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                          $2,600,000      $  793,000
 -----------------------------------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09 1                         6,000,000       1,170,000
 -----------------------------------------------------------------------------------------------------------
 AT&T Corp., 8.50% Sr. Nts., 11/15/31 5                                           2,000,000       2,212,038
 -----------------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.875% Sr. Unsec. Nts., 3/1/11                     6,300,000       6,342,802
 -----------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11 7                                             3,350,000       2,194,250
 10.625% Sr. Unsec. Disc. Nts., 11/15/07                                          8,790,000       7,954,950
 10.75% Sr. Nts., 8/1/11                                                          1,300,000       1,144,000
 -----------------------------------------------------------------------------------------------------------
 CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08 1,2,3,7             4,650,000         255,750
 -----------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., 10.875% Sr. Unsec. Nts., 7/1/10                     3,700,000       3,145,000
 -----------------------------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10 7                              1,350,000          60,750
 -----------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,7                                     4,500,000         427,500
 12.50% Sr. Nts., 4/15/10 1,2                                                     2,900,000         420,500
 -----------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 0%/12% Sr. Unsec. Disc. Nts., 6/1/09 1,7                                         3,800,000         133,000
 11.125% Sr. Disc. Nts., Series B, 10/15/07 1,2 [CAD]                             4,500,000          85,454
 -----------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 0%/9.95% Sr. Disc. Nts., 2/15/08 7                                               5,600,000       5,152,000
 9.375% Sr. Unsec. Nts., 11/15/09                                                11,200,000      10,192,000
 10.65% Sr. Disc. Nts., 9/15/07                                                   4,000,000       3,840,000
 12% Sr. Unsec. Nts., 11/1/08                                                     2,500,000       2,475,000
 -----------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc.:
 0%/14% Sr. Disc. Nts., 2/1/09 7                                                  3,550,000       2,680,250
 11% Sr. Nts., 3/15/10                                                              800,000         684,000
 11% Sr. Unsec. Nts., 3/15/10                                                     1,500,000       1,282,500
 12.50% Sr. Nts., 11/15/09                                                        3,300,000       2,986,500
 -----------------------------------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts., 9/15/09 4                                      8,865,000       9,441,225
 -----------------------------------------------------------------------------------------------------------
 Orbcomm Global LP (Escrow), 8/15/04 1,3                                          3,775,000              --
 -----------------------------------------------------------------------------------------------------------
 Rogers Cantel, Inc., 8.80% Sr. Sub. Nts., 10/1/07                                5,000,000       4,225,000
 -----------------------------------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B, 5/15/08                                          2,700,000       1,633,500
 9.75% Sr. Sub. Nts., 1/15/10                                                     1,950,000       1,179,750
 -----------------------------------------------------------------------------------------------------------
 SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08 7                 7,020,000       3,755,700
 -----------------------------------------------------------------------------------------------------------
 TeleCorp PCS, Inc.:
 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09 7                                 1,460,000       1,383,350
 10.625% Sr. Unsec. Sub. Nts., 7/15/10                                              898,000         969,840
 -----------------------------------------------------------------------------------------------------------
 Tritel PCS, Inc.:
 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09 7                                    621,000         580,635
 10.375% Sr. Sub. Nts., 1/15/11                                                   1,459,000       1,568,425
 -----------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08 7                                        600,000         502,500
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                                             2,450,000       1,996,750
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                                              3,700,000       3,089,500
 -----------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 7     5,850,000         380,250
                                                                                                ------------
                                                                                                 86,337,669


                        23 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                             Principal     Market Value
                                                                                Amount       See Note 1
 --------------------------------------------------------------------------------------------------------
 Utilities--4.7%
 --------------------------------------------------------------------------------------------------------
 Electric Utilities--1.7%
 AES Corp. (The):
 8.375% Sr. Unsec. Unsub. Nts., 3/1/11 [GBP]                                 2,500,000      $ 2,123,056
 8.875% Sr. Unsec. Nts., 2/15/11                                               350,000          204,750
 --------------------------------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20       1,300,000          708,500
 --------------------------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09         928,148          914,226
 --------------------------------------------------------------------------------------------------------
 Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11                               7,600,000        3,344,000
 --------------------------------------------------------------------------------------------------------
 CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07                          3,850,000        3,661,554
 --------------------------------------------------------------------------------------------------------
 CMS Panhandle Holding Co., 6.125% Sr. Nts., 3/15/04                         2,900,000        2,880,605
 --------------------------------------------------------------------------------------------------------
 Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                         1,075,000          521,375
 --------------------------------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31               3,000,000        2,918,355
 --------------------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11 [EUR]                 2,500,000        2,777,631
 --------------------------------------------------------------------------------------------------------
 Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11               3,400,000        1,632,000
 --------------------------------------------------------------------------------------------------------
 Panhandle Eastern Pipe Line Co., 8.25% Sr. Nts., Series B, 4/1/10             900,000          903,209
 --------------------------------------------------------------------------------------------------------
 Subic Power Corp., 9.50% Sr. Sec. Nts., 12/28/08 2                             85,655           81,801
 --------------------------------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07                           750,000          683,194
                                                                                           --------------
                                                                                             23,354,256

 --------------------------------------------------------------------------------------------------------
 Gas Utilities--2.6%
 --------------------------------------------------------------------------------------------------------
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.:
 8.875% Sr. Nts., 5/20/11 4                                                  1,150,000        1,201,750
 8.875% Sr. Unsec. Nts., 5/20/11 11                                          2,600,000        2,717,000
 --------------------------------------------------------------------------------------------------------
 El Paso Energy Corp., 7.625% Nts., 7/15/11                                  3,100,000        2,080,429
 --------------------------------------------------------------------------------------------------------
 El Paso Energy Partners LP:
 8.50% Sr. Sub. Nts., 6/1/11 4                                               1,050,000          979,125
 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11 2                              3,200,000        2,984,000
 10.625% Sr. Sub. Nts., 12/1/12 4                                            4,050,000        4,161,375
 --------------------------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan
 Finance Corp., 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09 2             3,750,000        3,825,000
 --------------------------------------------------------------------------------------------------------
 Southern Natural Gas Co.:
 7.35% Nts., 2/15/31                                                         2,800,000        2,359,473
 8% Sr. Unsub. Nts., 3/1/32                                                  4,300,000        3,795,709
 --------------------------------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                             4,100,000        3,431,802
 --------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11                             12,600,000        8,316,000
                                                                                           --------------
                                                                                             35,851,663

 --------------------------------------------------------------------------------------------------------
 Multi-Utilities--0.3%
 Consumers Energy Co.:
 6.25% Nts., 9/15/06                                                         1,100,000        1,082,788
 6.375% Sr. Sec. Nts., 2/1/08                                                  800,000          776,306
 7.375% Nts., 9/15/23                                                        1,600,000        1,553,531
 --------------------------------------------------------------------------------------------------------
 Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                          1,000,000          865,000
                                                                                           --------------
                                                                                              4,277,625

                        24 | OPPENHEIMER HIGH YIELD FUND

                                                                                    Principal    Market Value
                                                                                       Amount      See Note 1
---------------------------------------------------------------------------------------------------------------
 Water Utilities--0.1%
 National Waterworks, Inc., 10.50% Sr. Sub. Nts., 12/1/12 4                        $1,400,000  $    1,468,250
                                                                                               ----------------
 Total Corporate Bonds and Notes (Cost $1,420,731,149)                                          1,206,298,775

                                                                                       Shares
 --------------------------------------------------------------------------------------------------------------
 Preferred Stocks--1.0%
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,8                             110,145           1,101
 --------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg. 2,3                              140,000       4,235,000
 --------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 2,3,8                    3,738             374
 --------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 3           28,000         567,000
 --------------------------------------------------------------------------------------------------------------
 Earthwatch, Inc., 12% Cv., Series C, Non-Vtg. 2                                      235,352         235,352
 --------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg. 2,3,8                28,943              --
 --------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,3,8                                    1              --
 --------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B 8                           2              95
 --------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A 3                                                 6,516          26,781
 --------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg. 2,3,8        96,993              --
 --------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., 13% Cum., Series D, Non-Vtg. 8                                1              92
 --------------------------------------------------------------------------------------------------------------
 Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 2,3,8                    111,929         223,858
 --------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg. 8                    706       3,688,850
 --------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 8                               8,980       2,267,450
 --------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 2                      26,250       2,920,313
 --------------------------------------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc., 10% Nts., Series E-1 2,3                                      168             336
                                                                                                ---------------
 Total Preferred Stocks (Cost $46,042,569)                                                         14,166,602

 --------------------------------------------------------------------------------------------------------------
 Common Stocks--0.3%
 Adelphia Business Solutions, Inc. 3                                                    6,605             152
 --------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                                              400,000       3,096,000
 --------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc. 3                                                   132,227         124,293
 --------------------------------------------------------------------------------------------------------------
 Globix Corp. 3                                                                        80,275         160,550
 --------------------------------------------------------------------------------------------------------------
 Horizon Natural Resources Co. 2,3                                                     93,333             933
 --------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. 3                                             168,429         213,905
 --------------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                                              3,772          96,186
 --------------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp. 3                                                               8,618          36,368
 --------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc. 2,3                                                                63,991         111,984
 --------------------------------------------------------------------------------------------------------------
 Pope, Evans & Robbins, Inc. 2,3                                                    1,688,400              --
 --------------------------------------------------------------------------------------------------------------
 Prandium, Inc. 3,12                                                                  459,132         137,740
 --------------------------------------------------------------------------------------------------------------
 Siena Holdings, Inc. 2,3                                                             250,240         277,766
 --------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. 3                                                             3,596         125,860
 --------------------------------------------------------------------------------------------------------------
 TVMAX Holdings, Inc. 2,3                                                              30,000             300
 --------------------------------------------------------------------------------------------------------------
 Viatel Holding Ltd. (Bermuda) 2,3                                                     11,456           5,843
 --------------------------------------------------------------------------------------------------------------
 WRC Media Corp. 2,3                                                                    9,471              95
                                                                                                ---------------
 Total Common Stocks (Cost $22,698,219)                                                             4,387,975

                        25 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                    Market Value
                                                                             Units    See Note 1
 -------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.1%
 -------------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc. Wts., Exp. 10/1/09 2,3       3,000      $555,000
 -------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 1/23/03 2,3                                                           80,081            --
 Exp. 1/23/03 2,3                                                           57,200            --
 Exp. 5/1/05 3                                                              22,514            --
 Exp. 9/1/04 3                                                              32,054            --
 -------------------------------------------------------------------------------------------------
 Citigroup, Inc. Wts., Exp. 12/31/50 3                                     107,699       113,084
 -------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 2,3                                       2,000            20
 -------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07 2,3                            3,330            33
 -------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 2,3                        8,200            82
 -------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 2,3                      4,000            --
 -------------------------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp. 3/1/08 2,3                                    7,500            75
 -------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05 2,3                         2,575            26
 -------------------------------------------------------------------------------------------------
 Equinix, Inc. Wts., Exp. 12/1/07 2,3                                        5,250            53
 -------------------------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09 2,3                                    1,445           145
 -------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10 2,3                                    6,300           315
 -------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 2,3                            50,820           508
 -------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06 2,3                                                           42,243            42
 Exp. 5/16/06 2,3                                                               63            --
 -------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 2,3                                        7,055            71
 -------------------------------------------------------------------------------------------------
 International Utility Structures, Inc. Wts., Exp. 2/1/03 3                    560            --
 -------------------------------------------------------------------------------------------------
 Internet Commerce & Communications, Inc. Wts., Exp. 7/3/03 2,3             24,520            --
 -------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10 2,3                                           3,750         1,406
 -------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08 2,3                          12,340           123
 -------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10 2,3                    3,500            35
 -------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 2,3                    2,800            --
 -------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 2,3                    3,910            39
 -------------------------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07 2,3                                     14,440           144
 -------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 2,3                          6,400            64
 -------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 2,3                                         5,000         8,125
 -------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10 3                                100,000        77,000
 -------------------------------------------------------------------------------------------------
 PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/31/03
 (cv. into Metromedia International Group, Inc.) 2,3                           630             6
 -------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03 2,3                                                          182,000            --
 Exp. 6/30/05 2,3                                                           49,120            --
 -------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09 2,3              1,200            12
 -------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts., Exp. 12/31/07 3                              5,836            --
 -------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10 2,3                                        8,078            81
 -------------------------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 2,3                           30,800        30,800
                                                                                        ----------
 Total Rights, Warrants and Certificates (Cost $1,600,155)                               787,289

                        26 | OPPENHEIMER HIGH YIELD FUND

                                                                                            Principal      Market Value
                                                                                               Amount        See Note 1
 --------------------------------------------------------------------------------------------------------------------------
 Structured Notes--4.1%
 JPMorgan Chase Bank, High Yield Index Credit-Linked Trust Nts.,
 9.70%, 11/15/07 (Cost $54,459,056)                                                       $57,850,000    $   56,982,250
 --------------------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--3.5%
 Undivided interest of 7.07% in joint repurchase agreement (Market Value $694,610,000)
 with Banc One Capital Markets, Inc., 1.07%, dated 12/31/02, to be repurchased at
 $49,107,919 on 1/2/03, collateralized by U.S. Treasury Nts., 3%--6.50%, 2/15/03--2/15/12,
 with a value of $311,989,144 and U.S. Treasury Bonds, 1.75%--9.375%,
 4/30/04--2/15/23, with a value of $397,082,690 (Cost $49,105,000)                         49,105,000        49,105,000

 --------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $1,628,254,045)                                               98.1%    1,358,499,151
 --------------------------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                                                  1.9        25,654,926
                                                                                          ---------------------------------
 Net Assets                                                                                    100.0%    $1,384,154,077
                                                                                          =================================


Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

 CAD  Canadian Dollar               GBP  British Pound Sterling
 EUR  Euro

1. Issuer is in default.
2. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
3. Non-income producing security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $171,964,795 or 12.42% of the Fund's net assets as of December 31, 2002.
5. Represents the current interest rate for a variable or increasing rate security.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,677,641 or 0.27% of the Fund's net assets as of December 31, 2002.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. Interest or dividend is paid-in-kind.
9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
10. Zero coupon bond reflects effective yield on the date of purchase.
11. Securities with an aggregate market value of $3,970,000 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
12. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2002 amounts to $263,600. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        Shares             Gross         Gross               Shares      Unrealized
                                                 June 30, 2002         Additions    Reductions    December 31, 2002    Depreciation
-----------------------------------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Prandium, Inc.                                              --           459,132            --              459,132      $5,262,260

See accompanying Notes to Financial Statements.


                        27 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

December 31, 2002
------------------------------------------------------------------------------------------------
Assets
Investments, at value--see accompanying statement:
Unaffiliated companies (cost $1,622,854,045)                                   $1,358,361,411
Affiliated companies (cost $5,400,000)                                                137,740
                                                                               -----------------
                                                                                1,358,499,151
------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                             29,214,016
Shares of beneficial interest sold                                                  2,966,552
Daily variation on futures contracts                                                   81,750
Other                                                                                  12,096
                                                                               -----------------
Total assets                                                                    1,390,773,565

------------------------------------------------------------------------------------------------
Liabilities
Bank overdraft                                                                      1,063,435
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                              3,807,247
Distribution and service plan fees                                                    784,752
Investments purchased                                                                 560,921
Shareholder reports                                                                   221,269
Transfer and shareholder servicing agent fees                                         150,294
Trustees' compensation                                                                  1,488
Other                                                                                  30,082
                                                                               -----------------
Total liabilities                                                                   6,619,488


------------------------------------------------------------------------------------------------
Net Assets                                                                     $1,384,154,077
                                                                               =================

------------------------------------------------------------------------------------------------
Composition of Net Assets
------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                     $      168,740
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                      2,275,268,841
------------------------------------------------------------------------------------------------
Overdistributed net investment income                                             (24,409,646)
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions   (596,307,246)
------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                         (270,566,612)
                                                                               -----------------
Net Assets                                                                     $1,384,154,077
                                                                               =================

                        28 | OPPENHEIMER HIGH YIELD FUND


-----------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$907,408,449 and 110,233,494 shares of beneficial interest outstanding)                 $8.23
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                             $8.64
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $312,725,187
and 38,509,911 shares of beneficial interest outstanding)                               $8.12
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $116,490,371
and 14,184,005 shares of beneficial interest outstanding)                               $8.21
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,328,377
and 646,254 shares of beneficial interest outstanding)                                  $8.25
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $42,201,693 and 5,166,027 shares of beneficial interest outstanding)      $8.17



See accompanying Notes to Financial Statements.



                        29 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS  Unaudited


For The Six Months Ended December 31, 2002
----------------------------------------------------------------------------------------------------
Investment Income
Interest (net of foreign withholding taxes of $4,482)                                 $  70,550,104
----------------------------------------------------------------------------------------------------
Dividends                                                                                 1,009,934
                                                                                      --------------
Total investment income                                                                  71,560,038

----------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                           4,196,051
----------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                   1,014,051
Class B                                                                                   1,547,250
Class C                                                                                     534,263
Class N                                                                                       7,082
----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                     659,551
Class B                                                                                     258,758
Class C                                                                                      83,068
Class N                                                                                       3,977
Class Y                                                                                     262,833
----------------------------------------------------------------------------------------------------
Shareholder reports                                                                         183,753
----------------------------------------------------------------------------------------------------
Trustees' compensation                                                                       19,866
----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                   9,093
----------------------------------------------------------------------------------------------------
Other                                                                                        95,953
                                                                                      --------------
Total expenses                                                                            8,875,549
Less reduction to custodian expenses                                                         (5,789)
Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y            (182,009)
                                                                                      --------------
Net expenses                                                                              8,687,751

----------------------------------------------------------------------------------------------------
Net Investment Income                                                                    62,872,287

----------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                            (136,226,308)
Closing of futures contracts                                                              2,413,900
Foreign currency transactions                                                              (488,886)
                                                                                      --------------
Net realized loss                                                                      (134,301,294)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                              75,615,339
Translation of assets and liabilities denominated in foreign currencies                   2,748,639
                                                                                      --------------
Net change                                                                               78,363,978
                                                                                      --------------
Net realized and unrealized loss                                                        (55,937,316)

----------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                  $   6,934,971
                                                                                      ==============


See accompanying Notes to Financial Statements.

                        30 | OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Six Months                      Year
                                                                                       Ended                     Ended
                                                                           December 31, 2002                  June 30,
                                                                                 (Unaudited)                      2002
-----------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                          $  62,872,287            $  138,204,319
-----------------------------------------------------------------------------------------------------------------------
Net realized loss                                                               (134,301,294)             (239,628,214)
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             78,363,978                16,166,281
                                                                             ------------------------------------------
Net increase (decrease) in net assets resulting from operations                    6,934,971               (85,257,614)

-----------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                                          (41,909,592)             (101,394,648)
Class B                                                                          (14,314,935)              (36,957,099)
Class C                                                                           (4,883,110)              (10,335,220)
Class N                                                                             (128,693)                  (76,799)
Class Y                                                                           (1,897,719)               (4,883,736)
-----------------------------------------------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                                                 --                  (4,577,105)
Class B                                                                                 --                  (1,771,144)
Class C                                                                                 --                    (506,445)
Class N                                                                                 --                      (3,537)
Class Y                                                                                 --                    (215,027)

-----------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                           83,450,291                54,738,010
Class B                                                                          (10,948,485)               14,521,674
Class C                                                                           14,368,784                34,190,823
Class N                                                                            2,946,151                 2,454,211
Class Y                                                                            5,267,860               (13,978,113)

-----------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase (decrease)                                                         38,885,523              (154,051,769)
-----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                            1,345,268,554             1,499,320,323
                                                                             ------------------------------------------
End of period [including overdistributed net investment
income of $24,409,646 and $24,147,884, respectively]                          $1,384,154,077            $1,345,268,554
                                                                             ==========================================

See accompanying Notes to Financial Statements.


                        31 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

                                                 Six Months                                                              Year
                                                      Ended                                                             Ended
                                          December 31, 2002                                                          June 30,
Class A                                         (Unaudited)        2002         2001         2000           1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                  $8.62      $10.20       $11.89       $13.06         $14.44        $13.98
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .42         .92         1.18         1.26           1.26          1.24
Net realized and unrealized gain (loss)                (.40)      (1.44)       (1.59)       (1.18)         (1.39)          .43
                                                      --------------------------------------------------------------------------
Total from investment operations                        .02        (.52)        (.41)         .08           (.13)          1.67
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.41)      (1.01)       (1.28)       (1.25)         (1.25)        (1.21)
Tax return of capital distribution                       --        (.05)          --           --             --            --
                                                      --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.41)      (1.06)       (1.28)       (1.25)         (1.25)        (1.21)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $8.23      $ 8.62       $10.20       $11.89         $13.06        $14.44
                                                      ==========================================================================

--------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                     0.35%      (5.47)%      (3.69)%       0.71%         (0.71)%       12.34%

--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $907,408    $858,834    $ 962,017   $1,065,220     $1,027,730    $1,257,100
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $843,022    $948,097   $1,038,442   $1,125,834     $1,198,756    $1,226,580
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                  9.86%       9.68%       10.66%       10.12%          9.40%         8.64%
Expenses                                               1.09%       1.10%        1.00%        1.02%          0.99%         1.00% 3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  37%         47%          33%          24%            43%          117%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                        32 | OPPENHEIMER HIGH YIELD FUND

                                            Six Months                                                        Year
                                                 Ended                                                       Ended
                                     December 31, 2002                                                    June 30,
Class B                                    (Unaudited)      2002         2001       2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period            $8.51     $10.09      $11.77      $12.95       $14.33       $13.88
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .36        .84        1.10        1.15         1.14         1.11
Net realized and unrealized gain (loss)          (.37)     (1.43)      (1.58)      (1.18)       (1.38)         .44
                                               ----------------------------------------------------------------------
Total from investment operations                 (.01)      (.59)       (.48)       (.03)        (.24)        1.55
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income             (.38)      (.94)      (1.20)      (1.15)       (1.14)       (1.10)
Tax return of capital distribution                 --       (.05)         --          --           --           --
                                               ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.38)      (.99)      (1.20)      (1.15)       (1.14)       (1.10)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $8.12     $ 8.51      $10.09      $11.77       $12.95       $14.33
                                               ======================================================================

---------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1              (0.04)%    (6.23)%     (4.37)%     (0.13)%      (1.48)%      11.50%

---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $312,725   $338,654    $386,309    $453,375     $580,468     $527,516
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $306,790   $366,869    $414,648    $509,815     $544,925     $464,492
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                            9.10%      8.93%       9.91%       9.35%        8.61%        7.86%
Expenses                                         1.86%      1.86%       1.76%       1.79%        1.78%        1.79% 3
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            37%        47%         33%         24%          43%         117%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                        33 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS Continued



                                            Six Months                                                             Year
                                                 Ended                                                            Ended
                                     December 31, 2002                                                         June 30,
 Class C                                   (Unaudited)        2002         2001         2000         1999          1998
---------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period            $8.60      $10.18       $11.87       $13.04       $14.42        $13.97
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .39         .86         1.11         1.16         1.15          1.22
 Net realized and unrealized gain (loss)          (.40)      (1.45)       (1.60)       (1.18)       (1.39)          .33
                                                 --------------------------------------------------------------------------
 Total from investment operations                 (.01)       (.59)        (.49)        (.02)        (.24)         1.55
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.38)       (.94)       (1.20)       (1.15)       (1.14)        (1.10)
 Tax return of capital distribution                 --        (.05)          --           --           --            --
                                                 --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.38)       (.99)       (1.20)       (1.15)       (1.14)        (1.10)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $8.21      $ 8.60       $10.18       $11.87       $13.04        $14.42
                                                 ==========================================================================

---------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              (0.15)%     (6.08)%      (4.43)%      (0.06)%      (1.49)%       11.42%

---------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $116,490    $106,884      $90,603      $82,204      $93,607       $65,506
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $106,034    $104,882      $83,776      $87,141      $79,889       $48,077
 Ratios to average net assets: 2
 Net investment income                            9.12%       8.75%        9.90%        9.35%        8.60%         7.87%
 Expenses                                         1.85%       1.86%        1.76%        1.79%        1.78%         1.78% 3
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            37%         47%          33%          24%          43%          117%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                        34 | OPPENHEIMER HIGH YIELD FUND

                                                       Six Months                      Year
                                                            Ended                     Ended
                                                December 31, 2002                  June 30,
Class N                                                (Unaudited)        2002       2001 1
---------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                        $8.63       $10.20       $11.33
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .41          .96          .41
Net realized and unrealized loss                             (.40)       (1.48)       (1.13)
                                                          -----------------------------------
Total from investment operations                              .01         (.52)        (.72)
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.39)       (1.00)        (.41)
Tax return of capital distribution                             --         (.05)          --
                                                          -----------------------------------
Total dividends and/or distributions
to shareholders                                              (.39)       (1.05)        (.41)
---------------------------------------------------------------------------------------------
Net asset value, end of period                              $8.25       $ 8.63       $10.20
                                                          ===================================

---------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                           0.27%       (5.53)%      (6.43)%

---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                   $5,328       $2,396       $  146
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $2,826       $  799       $   46
---------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        9.85%        8.41%       11.47%
Expenses                                                     1.47%        1.35%        1.04%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                        37%          47%          33%


1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                        35 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS Continued


                                            Six Months                                                         Year
                                                 Ended                                                        Ended
                                     December 31, 2002                                                     June 30,
Class Y                                    (Unaudited)       2002         2001        2000        1999       1998 1
----------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period            $8.56      $10.14       $11.82      $13.02      $14.42       $14.48
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .43         .90         1.20        1.27        1.28          .90
Net realized and unrealized loss                 (.42)      (1.41)       (1.59)      (1.18)      (1.39)        (.08)
                                              ------------------------------------------------------------------------
Total from investment operations                  .01        (.51)        (.39)        .09        (.11)         .82
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income             (.40)      (1.02)       (1.29)      (1.29)      (1.29)        (.88)
Tax return of capital distribution                 --        (.05)          --          --          --           --
                                              ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.40)      (1.07)       (1.29)      (1.29)      (1.29)        (.88)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $8.17       $8.56       $10.14      $11.82      $13.02       $14.42
                                              ========================================================================

----------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2               0.31%      (5.37)%      (3.57)%      0.85%     (0.54)%        5.81%

----------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)      $42,202     $38,500      $60,244     $54,117     $52,993      $11,254
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $38,305     $44,583      $56,669     $54,022     $34,043      $ 5,562
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            9.59%       9.88%       10.72%      10.30%       9.73%        9.14%
Expenses                                         2.05%       1.01%        0.94%       0.86%       0.76%        0.81% 4
Expenses, net of reduction to custodian
expenses and/or voluntary waiver of
transfer agent fees                              1.11%       0.98%        0.94%       0.86%       0.76%        0.81%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            37%         47%          33%         24%         43%         117%



1. For the period from October 15, 1997 (inception of offering) to June 30,
1998.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                        36 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS Unaudited



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's primary investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest and redemption depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2002, the market value of these securities comprised 4.1% of the Fund's net assets and resulted in unrealized gains in the current period of $2,523,194.


                        37 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

-------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2002, securities with an aggregate market value of $33,553,607, repre- senting 2.42% of the Fund's net assets, were in default.
-------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of December 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $580,406,350. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or


                        38 | OPPENHEIMER HIGH YIELD FUND
decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of June 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                               Expiring
                               -----------------------
                               2003    $    14,430,060
                               2004         25,763,959
                               2007         30,649,297
                               2008         35,734,504
                               2009         57,513,604
                               2010        101,344,550
                                       ---------------
                               Total   $   265,435,974
                                       ===============
-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
(loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the six months ended December 31, 2002 and the year ended June 30, 2002 was as follows:

                               Six Months Ended          Year Ended
                              December 31, 2002       June 30, 2002
      --------------------------------------------------------------
      Distributions paid from:
      Ordinary income             $  63,134,049        $153,647,502
      Long-term capital gain                 --                  --
      Return of capital                      --           7,073,258
                                  ----------------------------------
      Total                       $  63,134,049        $160,720,760
                                  ==================================
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                        39 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                     Six Months Ended  December 31, 2002               Year Ended June 30, 2002
                               Shares             Amount                Shares           Amount
------------------------------------------------------------------------------------------------
Class A
Sold                       36,611,379      $ 297,133,396            42,526,196    $ 406,250,339
Dividends and/or
distributions reinvested    3,253,138         26,579,177             6,951,479       65,557,494
Redeemed                  (29,260,821)      (240,262,282)          (44,134,903)    (417,069,823)
                          ----------------------------------------------------------------------
Net increase               10,603,696      $  83,450,291             5,342,772      $54,738,010
                          ======================================================================

------------------------------------------------------------------------------------------------
Class B
Sold                        6,733,104      $  54,164,596            15,236,234    $ 143,002,651
Dividends and/or
distributions reinvested      909,660          7,333,584             2,013,383       18,759,803
Redeemed                   (8,925,593)       (72,446,665)          (15,749,942)    (147,240,780)
                          ----------------------------------------------------------------------
Net increase (decrease)    (1,282,829)     $ (10,948,485)            1,499,675    $  14,521,674
                          ======================================================================

------------------------------------------------------------------------------------------------
Class C
Sold                        4,168,606      $  34,069,890             7,010,586    $  66,575,193
Dividends and/or
distributions reinvested      361,693          2,948,903               654,757        6,145,793
Redeemed                   (2,771,818)       (22,650,009)           (4,136,144)     (38,530,163)
                          ----------------------------------------------------------------------
Net increase                1,758,481      $  14,368,784             3,529,199    $  34,190,823
                          ======================================================================

------------------------------------------------------------------------------------------------
Class N
Sold                          456,630      $   3,706,890               280,479    $   2,616,742
Dividends and/or
distributions reinvested       14,698            120,499                 8,704           77,683
Redeemed                     (102,836)          (881,238)              (25,777)        (240,214)
                          ----------------------------------------------------------------------
Net increase                  368,492      $   2,946,151               263,406    $   2,454,211
                          ======================================================================

------------------------------------------------------------------------------------------------
Class Y
Sold                        1,608,500      $  12,904,962             2,239,510    $  21,062,673
Dividends and/or
distributions reinvested      234,062          1,897,719               528,642        4,975,877
Redeemed                   (1,176,743)        (9,534,821)           (4,211,682)     (40,016,663)
                          ----------------------------------------------------------------------
Net increase (decrease)       665,819      $   5,267,860            (1,443,530)   $ (13,978,113)
                          ======================================================================

                        40 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2002, were $599,972,055 and $466,122,693, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.


--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.


--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                     Aggregate        Class A     Concessions     Concessions     Concessions       Concessions
                     Front-End      Front-End      on Class A      on Class B      on Class C        on Class N
                 Sales Charges  Sales Charges          Shares          Shares          Shares            Shares
                    on Class A    Retained by     Advanced by     Advanced by     Advanced by       Advanced by
Six Months Ended        Shares    Distributor   Distributor 1   Distributor 1   Distributor 1     Distributor 1
--------------------------------------------------------------------------------------------------------------------------
December 31, 2002     $997,876       $183,826        $430,278        $758,167        $131,877            $9,907

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                          Class A       Class B        Class C        Class N
                       Contingent    Contingent     Contingent     Contingent
                         Deferred      Deferred       Deferred       Deferred
                    Sales Charges Sales Charges  Sales Charges  Sales Charges
                      Retained by   Retained by    Retained by    Retained by
Six Months Ended      Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
December 31, 2002          $6,058      $918,326        $21,167         $2,493


                        41 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended December 31, 2002, payments under the Class A Plan totaled $1,014,051, all of which were paid by the Distributor to recipients, and included $34,237 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class
N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the six months ended December 31, 2002, were as follows:

                                                                             Distributor's
                                                          Distributor's          Aggregate
                                                              Aggregate       Unreimbursed
                                                           Unreimbursed      Expenses as %
                       Total Payments   Amount Retained        Expenses      of Net Assets
                           Under Plan    by Distributor      Under Plan           of Class
-------------------------------------------------------------------------------------------
Class B Plan               $1,547,250        $1,226,902     $15,805,757               5.05%
Class C Plan                  534,263           154,639       2,797,035               2.40
Class N Plan                    7,082             6,857          64,395               1.21

-------------------------------------------------------------------------------------------

5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

                        42 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2002, the Fund had outstanding futures contracts as follows:

                           Expiration     Number of       Valuation as of       Unrealized
Contract Description            Dates     Contracts     December 31, 2002     Depreciation
------------------------------------------------------------------------------------------
Contracts to Purchase
Standard & Poor's 500         3/20/03            30          $  6,591,750        $ 136,875
                                                                                 ----------
Contracts to Sell
U.S. Treasury Nts., 5 yr.     3/20/03           120            13,590,000          180,969
U.S. Treasury Nts., 10 yr.    3/20/03           240            27,611,250          498,281
                                                                                 ----------
                                                                                   679,250
                                                                                 ----------
                                                                                  $816,125
                                                                                 ==========

                        43 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
7. Illiquid or Restricted Securities
As of December 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2002 was $97,861,710, which represents 7.07% of the Fund's net assets, of which none is considered restricted. Information concerning restricted securities is as follows:

                                                                                        Unrealized
                                Acquisition                    Valuation as of        Appreciation
Security                               Date         Cost     December 31, 2002      (Depreciation)
---------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Internet Commerce &
Communications, Inc. Wts.,
Exp. 7/3/03                         9/29/98         $--                    $--                 $--


---------------------------------------------------------------------------------------------------

8. Bank Borrowings
The Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility agreement was terminated on November 12, 2002.

                        44 | OPPENHEIMER HIGH YIELD FUND

OPPENHEIMER HIGH YIELD FUND



------------------------------------------------------------------------------
Trustees and Officers     James C. Swain, Chairman and Trustee
                          John V. Murphy, President and Trustee
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          Beverly Hamilton, Trustee
                          Robert J. Malone, Trustee
                          F. William Marshall, Jr., Trustee
                          Dimitrios Kourkoulakos, Vice President
                          Robert G. Zack, Vice President and Secretary
                          Brian W. Wixted, Treasurer


------------------------------------------------------------------------------
Investment Advisor        OppenheimerFunds, Inc.


------------------------------------------------------------------------------
Distributor               OppenheimerFunds Distributor, Inc.

------------------------------------------------------------------------------
Transfer and Shareholder  OppenheimerFunds Services
Servicing Agent

------------------------------------------------------------------------------
Independent Auditors      Deloitte & Touche LLP

------------------------------------------------------------------------------
Legal Counsel             Myer, Swanson, Adams & Wolf, P.C.
to the Fund

------------------------------------------------------------------------------
Legal Counsel to the      Mayer Brown Rowe & Maw
Independent Trustees
                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.


         (c) Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

                        45 | OPPENHEIMER HIGH YIELD FUND

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Internet
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www.oppenheimerfunds.com
--------------------------------------------------------------------------------
PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

For Overnight Delivery
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10200 East Girard Avenue, Building D
Denver, CO 80231
--------------------------------------------------------------------------------
Ticker Symbols
Class A: OPPHX  Class B: OHYBX  Class C: OHYCX  Class N: OHYNX  Class Y: OHYYX


1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

                                                         [LOGO OMITTED]
                                                         OppenheimerFunds(R)
                                                           Distributor, Inc.
RS0280.001.1202  February 28, 2003